Accounts Payable - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable [Abstract]
Creditors	$ 638	$ 505
Brokers	1,800	900
Professional and legal fees	315	194
Total accounts payable	$ 2,753	$ 1,599